Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	176,773,398	167,667,374	76,459,625
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	176,773,398	167,667,374	76,459,625
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)		$ 0.62
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)		$ 0.62
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, basic			$ (90,953)
Net profit (loss) attributable to ordinary shareholders, diluted	$ (38,407)	$ (57,734)	$ (90,953)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)			38,757,558
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	115,005,250	92,450,867	38,757,558
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net profit (loss) attributable to ordinary shareholders, basic	$ (20,628)	$ (46,971)	$ (88,477)
Net profit (loss) attributable to ordinary shareholders, diluted			$ (88,477)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	61,768,148	75,216,507	37,702,067
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)